Commitment and Contingencies (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9. Commitments and Contingencies
Letters of Credit
As of June 30, 2025 and December 31, 2024, the Company had outstanding Letters of Credit (“LOC”) associated with its lease agreements in the aggregate amount of $272 million and $533 million, respectively. As of June 30, 2025 and December 31, 2024, the Company had not drawn on any of these LOC and was in compliance with the terms and conditions set forth by the financial institution. These LOC renew annually and expire on various dates through 2041. The Company also has a LOC arrangement associated with its debt agreements. Refer to Note 10—Debt for additional information.
Indemnifications
The Company enters into indemnification provisions under certain agreements with other parties in the ordinary course of business. In its customer agreements, the Company has agreed to indemnify, defend, and hold harmless the indemnified party for third party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party intellectual property infringement claims. For certain large or strategic customers, the Company has agreed to indemnify, defend, and hold harmless the indemnified party for noncompliance with certain additional representations and warranties made by the Company. In addition, the Company indemnifies its officers, directors, and certain key employees while they are serving in good faith in their respective capacities.
While the Company has entered into various indemnification agreements, it has not incurred any material costs or claims under these agreements to date, and management does not expect any future claims to have a material adverse effect on the Company’s financial position or results of operations. It is not possible to determine the maximum potential amount under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, there have been no claims under any indemnification provisions.
Litigation
From time to time, the Company may be subject to various proceedings, lawsuits, disputes, or claims in the ordinary course of business. The Company investigates these claims as they arise. Although claims are inherently unpredictable, the Company is currently not aware of any matters that would, individually or taken together, have a material adverse effect on its business, financial position, results of operations, or cash flows. As of June 30, 2025 and December 31, 2024, the Company has not accrued any material potential loss.

9. Commitments and Contingencies
Letters of Credit
As of December 31, 2023 and 2024, the Company had outstanding Letters of Credit (“LOC”) in the aggregate amount of $174 million and $533 million, respectively. These LOC guarantee the Company’s ability to fulfill its lease obligations, per the lease agreements. As of December 31, 2023 and 2024, the Company has not drawn on any of its LOC and is in compliance with the terms and conditions set forth by the financial institution. These LOC renew annually and expire on various dates through 2041.
Employee Benefit Plan
For the years ended December 31, 2022, 2023, and 2024, the Company contributed $0 million, $1 million, and $3 million, respectively, to the 401(k) Plan, which are allocated to cost of revenue, technology and infrastructure, sales and marketing, and general and administrative expenses in the consolidated statements of operations.
Indemnifications
The Company enters into indemnification provisions under certain agreements with other parties in the ordinary course of business. In its customer agreements, the Company has agreed to indemnify, defend, and hold harmless the indemnified party for third party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party intellectual property infringement claims. For certain large or strategic customers, the Company has agreed to indemnify, defend, and hold harmless the indemnified party for noncompliance with certain additional representations and warranties made by the Company. In addition, the Company indemnifies its officers, directors, and certain key employees while they are serving in good faith in their respective capacities.
While the Company has entered into various indemnification agreements, it has not incurred any material costs or claims under these agreements to date, and management does not expect any future claims to have a material adverse effect on the Company’s financial position or results of operations. It is not possible to determine the maximum potential amount under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, there have been no claims under any indemnification provisions.
Litigation
From time to time, the Company may be subject to various proceedings, lawsuits, disputes, or claims in the ordinary course of business. The Company investigates these claims as they arise. Although claims are inherently unpredictable, the Company is currently not aware of any matters that would, individually or taken together, have a material adverse effect on its business, financial position, results of operations, or cash flows. As of December 31, 2023 and 2024, the Company has not accrued any material potential loss.